Income Taxes - Reconciliation of Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal tax based on statutory rate									$ 28,340	$ 36,712	$ 24,682
Effect of tax-exempt income									(7,282)	(7,558)	(6,633)
Interest and other nondeductible expenses									2,007	1,847	1,487
State taxes									3,237	4,938	3,034
Tax credits									(11,690)	(8,756)	(6,734)
Other									1,257	1,313	1,145
Total income tax expense	$ (9,175)	$ (7,357)	$ (4,213)	$ 4,876	$ (8,829)	$ (8,144)	$ (4,389)	$ (7,134)	$ 15,869	$ 28,496	$ 16,981
Effective tax rate									19.60%	27.20%	24.10%